John Hancock
Lifetime Blend Portfolios
Quarterly portfolio holdings 11/30/2024

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.5%
Equity - 54.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,809,347	$18,473,437
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,386,941	30,624,448
Fixed income - 3.3%
Bond, Class NAV, JHSB (MIM US) (B)	150,966	2,057,671
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	64,553	507,385
High Yield, Class NAV, JHBT (MIM US) (B)	122,993	377,589

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $44,990,314)		$52,040,530
UNAFFILIATED INVESTMENT COMPANIES - 41.3%
Equity - 41.3%
Fidelity Mid Cap Index Fund	320,833	11,918,949
Fidelity Small Cap Index Fund	123,459	3,756,864
Financial Select Sector SPDR Fund	14,556	747,305
Vanguard FTSE All World ex-US Small-Cap ETF	10,462	1,258,265
Vanguard FTSE Developed Markets ETF	30,991	1,558,847
Vanguard FTSE Emerging Markets ETF	79,506	3,623,088
Vanguard Health Care ETF	3,124	850,478
Vanguard Information Technology ETF	1,099	683,853
Vanguard S&P 500 ETF	23,492	13,001,647

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,893,016)		$37,399,296
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
ICA Gruppen AB (C)(D)	13	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	240	729
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	34

TOTAL COMMON STOCKS (Cost $303)		$763
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$662,100	193,714
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	828,600	251,140
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	1,050,900	325,217
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	597,300	193,626

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $985,639)		$963,697
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.4849% (F)(G)	28,004	280,113
2065 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $279,931)	$280,113
Total investments (Cost $77,149,203) - 100.2%	$90,684,399
Other assets and liabilities, net - (0.2%)	(171,505)
TOTAL NET ASSETS - 100.0%	$90,512,894
2060 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.4%
Equity - 54.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,431,403	$55,454,624
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,022,342	90,096,652
Fixed income - 3.2%
Bond, Class NAV, JHSB (MIM US) (B)	436,379	5,947,852
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	185,408	1,457,310
High Yield, Class NAV, JHBT (MIM US) (B)	353,105	1,084,033

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $128,211,375)		$154,040,471
UNAFFILIATED INVESTMENT COMPANIES - 41.4%
Equity - 41.4%
Fidelity Mid Cap Index Fund	957,232	35,561,181
Fidelity Small Cap Index Fund	369,914	11,256,484
Financial Select Sector SPDR Fund	43,761	2,246,690
Vanguard FTSE All World ex-US Small-Cap ETF	31,437	3,780,928
Vanguard FTSE Developed Markets ETF	93,035	4,679,661
Vanguard FTSE Emerging Markets ETF	234,764	10,698,195
Vanguard Health Care ETF	9,280	2,526,387
Vanguard Information Technology ETF	3,247	2,020,446
Vanguard S&P 500 ETF	69,367	38,391,166

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $84,698,338)		$111,161,138
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
ICA Gruppen AB (C)(D)	100	0
Health care - 0.0%
NMC Health PLC (C)(D)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,860	5,648
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	260

TOTAL COMMON STOCKS (Cost $2,348)		$5,908
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$2,085,700	$610,223
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	2,750,700	833,708
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	3,488,300	1,079,508
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	1,874,200	607,556

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,284,894)		$3,130,995
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	19,190	191,955

TOTAL SHORT-TERM INVESTMENTS (Cost $191,803)		$191,955
Total investments (Cost $216,388,758) - 100.0%		$268,530,467
Other assets and liabilities, net - (0.0%)		(109,670)
TOTAL NET ASSETS - 100.0%		$268,420,797
2055 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.3%
Equity - 54.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,371,689	$95,684,949
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,139,462	155,749,291
Fixed income - 3.1%
Bond, Class NAV, JHSB (MIM US) (B)	746,763	10,178,385
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	319,191	2,508,843
High Yield, Class NAV, JHBT (MIM US) (B)	606,427	1,861,730

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $220,978,340)		$265,983,198
UNAFFILIATED INVESTMENT COMPANIES - 41.4%
Equity - 41.4%
Fidelity Mid Cap Index Fund	1,656,878	61,553,015
Fidelity Small Cap Index Fund	637,398	19,396,027
Financial Select Sector SPDR Fund	75,202	3,860,871
Vanguard FTSE All World ex-US Small-Cap ETF	54,185	6,516,830
Vanguard FTSE Developed Markets ETF	160,090	8,052,527
Vanguard FTSE Emerging Markets ETF	405,485	18,477,951
Vanguard Health Care ETF	16,085	4,378,980
Vanguard Information Technology ETF	5,608	3,489,578
Vanguard S&P 500 ETF	119,812	66,309,952

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $144,024,693)		$192,035,731
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
ICA Gruppen AB (C)(D)	209	0
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)(D)	153	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	3,894	11,825
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	545

TOTAL COMMON STOCKS (Cost $4,917)		$12,370
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$3,631,500	1,062,484
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	4,862,200	1,473,682
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	6,168,200	1,908,845
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	3,263,300	1,057,857

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,797,101)		$5,502,868
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	41,989	420,004

TOTAL SHORT-TERM INVESTMENTS (Cost $420,007)		$420,004
Total investments (Cost $371,225,058) - 100.0%		$463,954,171
Other assets and liabilities, net - (0.0%)		(185,885)
TOTAL NET ASSETS - 100.0%		$463,768,286
2050 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.4%
Equity - 54.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,125,097	$123,797,245
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,538,817	199,363,024
Fixed income - 3.2%
Bond, Class NAV, JHSB (MIM US) (B)	961,879	13,110,405
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	409,493	3,218,616
High Yield, Class NAV, JHBT (MIM US) (B)	778,388	2,389,652

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $283,347,343)		$341,878,942
UNAFFILIATED INVESTMENT COMPANIES - 41.4%
Equity - 41.4%
Fidelity Mid Cap Index Fund	2,129,127	79,097,082
Fidelity Small Cap Index Fund	819,084	24,924,731
Financial Select Sector SPDR Fund	97,050	4,982,547
Vanguard FTSE All World ex-US Small-Cap ETF	70,159	8,438,023
Vanguard FTSE Developed Markets ETF	207,758	10,450,227
Vanguard FTSE Emerging Markets ETF	519,319	23,665,367
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Health Care ETF	20,651	$5,622,028
Vanguard Information Technology ETF	7,183	4,469,622
Vanguard S&P 500 ETF	153,451	84,927,458

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,765,146)		$246,577,085
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
ICA Gruppen AB (C)(D)	287	0
Health care - 0.0%
NMC Health PLC (C)(D)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	5,335	16,200
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	747

TOTAL COMMON STOCKS (Cost $6,739)		$16,947
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$4,674,300	1,367,581
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	6,256,600	1,896,309
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	7,932,800	2,454,927
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	4,200,900	1,361,797

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,469,786)		$7,080,614
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	66,182	661,998

TOTAL SHORT-TERM INVESTMENTS (Cost $662,007)		$661,998
Total investments (Cost $475,251,021) - 100.1%		$596,215,586
Other assets and liabilities, net - (0.1%)		(410,109)
TOTAL NET ASSETS - 100.0%		$595,805,477
2045 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.4%
Equity - 52.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,885,032	$141,766,180
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,760,112	227,862,233
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,301,427	17,738,453
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	916,868	7,206,583
2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	1,745,944	$5,360,047

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $333,293,206)		$399,933,496
UNAFFILIATED INVESTMENT COMPANIES - 41.5%
Equity - 39.0%
Fidelity Mid Cap Index Fund	2,302,862	85,551,307
Fidelity Small Cap Index Fund	889,909	27,079,934
Financial Select Sector SPDR Fund	111,758	5,737,656
iShares Global Infrastructure ETF	12,801	713,016
Vanguard Energy ETF	20,000	2,683,600
Vanguard FTSE All World ex-US Small-Cap ETF	84,163	10,122,284
Vanguard FTSE Developed Markets ETF	300,438	15,112,031
Vanguard FTSE Emerging Markets ETF	495,871	22,596,841
Vanguard Global ex-U.S. Real Estate ETF	16,587	720,042
Vanguard Health Care ETF	23,700	6,452,088
Vanguard Information Technology ETF	8,274	5,148,497
Vanguard Materials ETF	6,713	1,426,177
Vanguard Real Estate ETF	21,832	2,143,029
Vanguard S&P 500 ETF	165,607	91,655,194
Fixed income - 2.5%
Vanguard Total Bond Market ETF	240,631	17,710,442

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $223,344,620)		$294,852,138
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
ICA Gruppen AB (C)(D)	366	0
Health care - 0.0%
NMC Health PLC (C)(D)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,811	20,682
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	953

TOTAL COMMON STOCKS (Cost $8,601)		$21,635
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$9,555,600	2,795,725
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	12,816,200	3,884,455
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	16,275,400	5,036,674
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	8,587,700	2,783,857

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,050,318)		$14,500,711
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	68,772	687,903
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $687,912)	$687,903
Total investments (Cost $573,384,657) - 100.1%	$709,995,883
Other assets and liabilities, net - (0.1%)	(431,967)
TOTAL NET ASSETS - 100.0%	$709,563,916
2040 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.4%
Equity - 45.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,102,013	$143,981,554
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,688,315	226,941,078
Fixed income - 8.5%
Bond, Class NAV, JHSB (MIM US) (B)	3,079,836	41,978,161
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,957,702	15,387,535
High Yield, Class NAV, JHBT (MIM US) (B)	3,693,565	11,339,243

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $372,291,409)		$439,627,571
UNAFFILIATED INVESTMENT COMPANIES - 42.8%
Equity - 37.6%
Fidelity Mid Cap Index Fund	2,282,000	84,776,309
Fidelity Small Cap Index Fund	875,986	26,656,244
Financial Select Sector SPDR Fund	129,838	6,665,883
iShares Global Infrastructure ETF	31,968	1,780,618
iShares MSCI Global Min Vol Factor ETF	91,044	10,508,298
Vanguard Dividend Appreciation ETF	34,268	7,013,974
Vanguard Energy ETF	50,105	6,723,089
Vanguard FTSE All World ex-US Small-Cap ETF	94,895	11,413,022
Vanguard FTSE Developed Markets ETF	400,990	20,169,797
Vanguard FTSE Emerging Markets ETF	410,400	18,701,928
Vanguard Global ex-U.S. Real Estate ETF	41,373	1,796,002
Vanguard Health Care ETF	27,619	7,518,997
Vanguard Information Technology ETF	9,610	5,979,823
Vanguard Materials ETF	16,829	3,575,321
Vanguard Real Estate ETF	54,926	5,391,536
Vanguard S&P 500 ETF	153,013	84,685,045
Fixed income - 5.2%
Vanguard Total Bond Market ETF	569,942	41,947,731

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $269,073,234)		$345,303,617
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
ICA Gruppen AB (C)(D)	353	0
Health care - 0.0%
NMC Health PLC (C)(D)	258	0
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,565	$19,934
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	919

TOTAL COMMON STOCKS (Cost $8,288)		$20,853
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%
U.S. Government - 2.7%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$14,271,500	4,175,477
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	19,261,400	5,837,927
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	24,461,700	7,570,051
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	12,827,400	4,158,232

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,602,083)		$21,741,687
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	72,488	725,078

TOTAL SHORT-TERM INVESTMENTS (Cost $725,080)		$725,078
Total investments (Cost $666,700,094) - 100.0%		$807,418,806
Other assets and liabilities, net - (0.0%)		(381,700)
TOTAL NET ASSETS - 100.0%		$807,037,106
2035 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.9%
Equity - 41.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,541,911	$148,472,909
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,572,656	238,287,177
Fixed income - 13.5%
Bond, Class NAV, JHSB (MIM US) (B)	5,811,336	79,208,511
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,443,905	27,069,093
High Yield, Class NAV, JHBT (MIM US) (B)	6,490,745	19,926,586

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $442,308,514)		$512,964,276
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Equity - 33.2%
Fidelity Mid Cap Index Fund	2,206,810	81,982,989
Fidelity Small Cap Index Fund	851,163	25,900,895
Financial Select Sector SPDR Fund	135,907	6,977,465
iShares Global Infrastructure ETF	57,575	3,206,928
iShares MSCI Global Min Vol Factor ETF	166,503	19,217,776
Vanguard Dividend Appreciation ETF	62,528	12,798,231
Vanguard Energy ETF (H)	89,679	12,033,128
Vanguard FTSE All World ex-US Small-Cap ETF	98,613	11,860,186
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard FTSE Developed Markets ETF	472,801	$23,781,890
Vanguard FTSE Emerging Markets ETF	293,899	13,392,977
Vanguard Global ex-U.S. Real Estate ETF	74,596	3,238,212
Vanguard Health Care ETF (H)	28,684	7,808,932
Vanguard Information Technology ETF (H)	9,890	6,154,053
Vanguard Materials ETF	30,357	6,449,345
Vanguard Real Estate ETF	98,209	9,640,195
Vanguard S&P 500 ETF	118,521	65,595,447
Fixed income - 8.5%
Vanguard Total Bond Market ETF	1,076,225	79,210,160

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $312,290,359)		$389,248,809
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
ICA Gruppen AB (C)(D)	377	0
Health care - 0.0%
NMC Health PLC (C)(D)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	7,026	21,336
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	983

TOTAL COMMON STOCKS (Cost $8,869)		$22,319
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. Government - 3.3%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$20,497,200	5,996,958
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	27,674,700	8,387,910
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	35,145,700	10,876,380
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	18,420,200	5,971,238

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,410,794)		$31,232,486
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.4849% (F)(I)	434,744	4,348,620

TOTAL SHORT-TERM INVESTMENTS (Cost $4,348,792)		$4,348,620
Total investments (Cost $794,367,328) - 100.4%		$937,816,510
Other assets and liabilities, net - (0.4%)		(4,196,616)
TOTAL NET ASSETS - 100.0%		$933,619,894
2030 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.2%
Equity - 36.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,280,635	$125,385,284
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,435,164	210,863,158
Fixed income - 16.7%
Bond, Class NAV, JHSB (MIM US) (B)	6,933,189	94,499,363
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,351,169	34,200,190
High Yield, Class NAV, JHBT (MIM US) (B)	8,052,963	24,722,597

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $426,957,673)		$489,670,592
UNAFFILIATED INVESTMENT COMPANIES - 41.8%
Equity - 27.9%
Fidelity Mid Cap Index Fund	1,728,115	64,199,475
Fidelity Small Cap Index Fund	664,803	20,229,959
Financial Select Sector SPDR Fund	125,085	6,421,864
iShares Global Infrastructure ETF	76,532	4,262,832
iShares MSCI Global Min Vol Factor ETF	222,395	25,668,831
Vanguard Dividend Appreciation ETF	84,448	17,284,817
Vanguard Energy ETF (H)	119,344	16,013,578
Vanguard FTSE All World ex-US Small-Cap ETF	90,674	10,905,362
Vanguard FTSE Developed Markets ETF	383,653	19,297,746
Vanguard FTSE Emerging Markets ETF	126,753	5,776,134
Vanguard Global ex-U.S. Real Estate ETF	98,211	4,263,340
Vanguard Health Care ETF	26,251	7,146,572
Vanguard Information Technology ETF	9,156	5,697,321
Vanguard Materials ETF (H)	40,055	8,509,685
Vanguard Real Estate ETF	130,436	12,803,598
Vanguard S&P 500 ETF	51,574	28,543,630
Fixed income - 13.9%
Invesco Senior Loan ETF	482,308	10,181,522
Vanguard Short-Term Corporate Bond ETF	295,544	23,244,536
Vanguard Total Bond Market ETF	1,283,053	94,432,698

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $323,121,574)		$384,883,500
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
ICA Gruppen AB (C)(D)	338	0
Health care - 0.0%
NMC Health PLC (C)(D)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,295	19,114
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	881

TOTAL COMMON STOCKS (Cost $7,947)		$19,995
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
U.S. Government - 5.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$3,509,550	$3,420,060
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,559,354	3,417,439
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,427,423	4,344,628
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,288,993	4,339,981
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	20,037,200	5,862,374
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	27,166,500	8,233,880
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	34,502,700	10,677,393
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	18,009,300	5,838,038

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,555,479)		$46,133,793
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(I)	90,071	900,955

TOTAL SHORT-TERM INVESTMENTS (Cost $900,775)		$900,955
Total investments (Cost $801,543,448) - 100.1%		$921,608,835
Other assets and liabilities, net - (0.1%)		(526,714)
TOTAL NET ASSETS - 100.0%		$921,082,121
2025 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.4%
Equity - 28.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,029,422	$71,770,400
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,347,548	119,929,036
Fixed income - 21.7%
Bond, Class NAV, JHSB (MIM US) (B)	6,625,060	90,299,562
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,086,999	32,123,814
High Yield, Class NAV, JHBT (MIM US) (B)	7,509,019	23,052,689

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $300,053,074)		$337,175,501
UNAFFILIATED INVESTMENT COMPANIES - 43.6%
Equity - 23.6%
Fidelity Mid Cap Index Fund	927,857	34,469,894
Fidelity Small Cap Index Fund	353,908	10,769,418
Financial Select Sector SPDR Fund	78,429	4,026,545
iShares Global Infrastructure ETF	69,853	3,890,812
iShares MSCI Global Min Vol Factor ETF	203,917	23,536,100
Vanguard Dividend Appreciation ETF	77,077	15,776,120
Vanguard Energy ETF	108,243	14,524,046
Vanguard FTSE All World ex-US Small-Cap ETF	53,637	6,450,922
Vanguard FTSE Developed Markets ETF	256,595	12,906,729
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	88,585	$3,845,475
Vanguard Health Care ETF	16,390	4,462,014
Vanguard Information Technology ETF	5,654	3,518,202
Vanguard Materials ETF (H)	36,703	7,797,552
Vanguard Real Estate ETF	119,323	11,712,746
Fixed income - 20.0%
Invesco Senior Loan ETF	613,948	12,960,442
Vanguard Short-Term Corporate Bond ETF (H)	392,169	30,844,092
Vanguard Total Bond Market ETF	1,226,915	90,300,942

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $253,727,409)		$291,792,051
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
ICA Gruppen AB (C)(D)	228	0
Health care - 0.0%
NMC Health PLC (C)(D)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,242	12,882
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	594

TOTAL COMMON STOCKS (Cost $5,355)		$13,476
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,937,078	4,811,187
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,007,327	4,807,680
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,227,781	6,111,319
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,033,253	6,104,978
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	11,905,100	3,483,129
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	16,330,900	4,949,724
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	20,740,200	6,418,375
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	10,700,000	3,468,597

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $42,666,549)		$40,154,989
SHORT-TERM INVESTMENTS - 4.8%
Short-term funds - 4.8%
John Hancock Collateral Trust, 4.4849% (F)(I)	3,200,141	32,010,049

TOTAL SHORT-TERM INVESTMENTS (Cost $32,010,048)		$32,010,049
Total investments (Cost $628,462,435) - 104.8%		$701,146,066
Other assets and liabilities, net - (4.8%)		(32,014,009)
TOTAL NET ASSETS - 100.0%		$669,132,057
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2020 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.6%
Equity - 21.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,102,188	$21,463,337
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,493,595	44,822,825
Fixed income - 23.9%
Bond, Class NAV, JHSB (MIM US) (B)	3,355,257	45,732,150
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,023,845	15,907,419
High Yield, Class NAV, JHBT (MIM US) (B)	3,724,440	11,434,031

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $125,690,310)		$139,359,762
UNAFFILIATED INVESTMENT COMPANIES - 47.4%
Equity - 23.1%
Fidelity Mid Cap Index Fund	309,385	11,493,648
Fidelity Small Cap Index Fund	119,017	3,621,681
Financial Select Sector SPDR Fund	33,974	1,744,225
iShares Global Infrastructure ETF	32,264	1,797,105
iShares MSCI Global Min Vol Factor ETF	94,919	10,955,551
Vanguard Dividend Appreciation ETF	35,541	7,274,532
Vanguard Energy ETF	50,109	6,723,626
Vanguard FTSE All World ex-US Small-Cap ETF	18,394	2,212,246
Vanguard FTSE Developed Markets ETF	208,936	10,509,481
Vanguard Global ex-U.S. Real Estate ETF	41,525	1,802,600
Vanguard Health Care ETF (H)	7,131	1,941,343
Vanguard Information Technology ETF	2,497	1,553,758
Vanguard Materials ETF	16,866	3,583,182
Vanguard Real Estate ETF	54,540	5,353,646
Fixed income - 24.3%
Invesco Senior Loan ETF	395,292	8,344,614
Vanguard Short-Term Corporate Bond ETF	258,041	20,294,925
Vanguard Total Bond Market ETF	621,054	45,709,575

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $129,663,962)		$144,915,738
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
ICA Gruppen AB (C)(D)	70	0
Health care - 0.0%
NMC Health PLC (C)(D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,309	3,973
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	183

TOTAL COMMON STOCKS (Cost $1,655)		$4,156
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$3,379,108	$3,292,944
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,426,918	3,290,284
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,262,712	4,182,998
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,129,571	4,178,664
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	4,069,800	1,190,720
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	5,532,000	1,676,691
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	7,025,200	2,174,057
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	3,657,400	1,185,612

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,918,239)		$21,171,970
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.4849% (F)(I)	188,323	1,883,739

TOTAL SHORT-TERM INVESTMENTS (Cost $1,883,848)		$1,883,739
Total investments (Cost $279,158,014) - 100.5%		$307,335,365
Other assets and liabilities, net - (0.5%)		(1,555,579)
TOTAL NET ASSETS - 100.0%		$305,779,786
2015 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.2%
Equity - 18.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	480,342	$4,904,289
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	948,082	12,163,890
Fixed income - 25.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,086,072	14,803,156
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	645,256	5,071,716
High Yield, Class NAV, JHBT (MIM US) (B)	1,187,732	3,646,338

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $36,473,470)		$40,589,389
UNAFFILIATED INVESTMENT COMPANIES - 48.0%
Equity - 19.7%
Fidelity Mid Cap Index Fund	63,505	2,359,212
Fidelity Small Cap Index Fund	24,430	743,417
iShares Global Infrastructure ETF	9,770	544,189
iShares MSCI Global Min Vol Factor ETF	28,683	3,310,592
Vanguard Dividend Appreciation ETF	10,796	2,209,725
Vanguard Energy ETF	15,310	2,054,296
Vanguard FTSE All World ex-US Small-Cap ETF	3,664	440,669
Vanguard FTSE Developed Markets ETF	61,897	3,113,419
Vanguard Global ex-U.S. Real Estate ETF	12,574	545,837
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Materials ETF (H)	5,138	$1,091,568
Vanguard Real Estate ETF	16,515	1,621,112
Fixed income - 28.3%
Invesco Senior Loan ETF	154,604	3,263,690
Vanguard Short-Term Corporate Bond ETF	100,947	7,939,482
Vanguard Total Bond Market ETF	200,895	14,785,874

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,183,268)		$44,023,082
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
ICA Gruppen AB (C)(D)	18	0
Health care - 0.0%
NMC Health PLC (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	336	1,022
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$1,069
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,330,027	1,296,113
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,348,814	1,295,035
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,677,798	1,646,422
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,625,408	1,644,731
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	794,200	232,363
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	1,094,700	331,792
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	1,390,500	430,312
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	713,800	231,391

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,223,531)		$7,108,159
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 4.4849% (F)(I)	124,073	1,241,072

TOTAL SHORT-TERM INVESTMENTS (Cost $1,241,113)		$1,241,072
Total investments (Cost $85,121,809) - 101.3%		$92,962,771
Other assets and liabilities, net - (1.3%)		(1,205,125)
TOTAL NET ASSETS - 100.0%		$91,757,646
2010 LIFETIME BLEND PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.6%
Equity - 14.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	273,448	$2,791,902
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	563,513	7,229,867
Fixed income - 27.3%
Bond, Class NAV, JHSB (MIM US) (B)	887,075	12,090,837
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	519,051	4,079,743
High Yield, Class NAV, JHBT (MIM US) (B)	952,744	2,924,924

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,868,905)		$29,117,273
UNAFFILIATED INVESTMENT COMPANIES - 49.7%
Equity - 17.5%
Fidelity Mid Cap Index Fund	26,150	971,489
Fidelity Small Cap Index Fund	11,627	353,811
iShares Global Infrastructure ETF	7,480	416,636
iShares MSCI Global Min Vol Factor ETF	21,828	2,519,388
Vanguard Dividend Appreciation ETF	8,223	1,683,084
Vanguard Energy ETF	11,551	1,549,913
Vanguard FTSE All World ex-US Small-Cap ETF	2,861	344,092
Vanguard FTSE Developed Markets ETF	38,272	1,925,082
Vanguard Global ex-U.S. Real Estate ETF	9,604	416,910
Vanguard Materials ETF	3,921	833,016
Vanguard Real Estate ETF	12,797	1,256,154
Fixed income - 32.2%
Invesco Senior Loan ETF	144,728	3,055,208
Vanguard Short-Term Corporate Bond ETF (H)	94,533	7,435,020
Vanguard Total Bond Market ETF	164,215	12,086,223

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,310,885)		$34,846,026
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
ICA Gruppen AB (C)(D)	10	0
Health care - 0.0%
NMC Health PLC (C)(D)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	180	547
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$572
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,283,982	1,251,241
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,302,249	$1,250,327
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,619,566	1,589,279
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,568,937	1,587,589
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	292,700	85,637
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	395,700	119,933
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	502,200	155,414
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	262,900	85,224

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,127,137)		$6,124,644
SHORT-TERM INVESTMENTS - 10.7%
Short-term funds - 10.7%
John Hancock Collateral Trust, 4.4849% (F)(I)	750,111	7,503,142

TOTAL SHORT-TERM INVESTMENTS (Cost $7,503,141)		$7,503,142
Total investments (Cost $72,810,295) - 110.7%		$77,591,657
Other assets and liabilities, net - (10.7%)		(7,517,874)
TOTAL NET ASSETS - 100.0%		$70,073,783
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 11-30-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$52,040,530	$52,040,530	—	—
Unaffiliated investment companies	37,399,296	37,399,296	—	—
Common stocks	763	—	—	$763
U.S. Government and Agency obligations	963,697	—	$963,697	—
Short-term investments	280,113	280,113	—	—
Total investments in securities	$90,684,399	$89,719,939	$963,697	$763

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2060 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$154,040,471	$154,040,471	—	—
Unaffiliated investment companies	111,161,138	111,161,138	—	—
Common stocks	5,908	—	—	$5,908
U.S. Government and Agency obligations	3,130,995	—	$3,130,995	—
Short-term investments	191,955	191,955	—	—
Total investments in securities	$268,530,467	$265,393,564	$3,130,995	$5,908

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$265,983,198	$265,983,198	—	—
Unaffiliated investment companies	192,035,731	192,035,731	—	—
Common stocks	12,370	—	—	$12,370
U.S. Government and Agency obligations	5,502,868	—	$5,502,868	—
Short-term investments	420,004	420,004	—	—
Total investments in securities	$463,954,171	$458,438,933	$5,502,868	$12,370

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$341,878,942	$341,878,942	—	—
Unaffiliated investment companies	246,577,085	246,577,085	—	—
Common stocks	16,947	—	—	$16,947
U.S. Government and Agency obligations	7,080,614	—	$7,080,614	—
Short-term investments	661,998	661,998	—	—
Total investments in securities	$596,215,586	$589,118,025	$7,080,614	$16,947

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$399,933,496	$399,933,496	—	—
Unaffiliated investment companies	294,852,138	294,852,138	—	—
Common stocks	21,635	—	—	$21,635
U.S. Government and Agency obligations	14,500,711	—	$14,500,711	—
Short-term investments	687,903	687,903	—	—
Total investments in securities	$709,995,883	$695,473,537	$14,500,711	$21,635

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$439,627,571	$439,627,571	—	—
Unaffiliated investment companies	345,303,617	345,303,617	—	—
Common stocks	20,853	—	—	$20,853
U.S. Government and Agency obligations	21,741,687	—	$21,741,687	—
Short-term investments	725,078	725,078	—	—
Total investments in securities	$807,418,806	$785,656,266	$21,741,687	$20,853

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
12	|

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2035 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$512,964,276	$512,964,276	—	—
Unaffiliated investment companies	389,248,809	389,248,809	—	—
Common stocks	22,319	—	—	$22,319
U.S. Government and Agency obligations	31,232,486	—	$31,232,486	—
Short-term investments	4,348,620	4,348,620	—	—
Total investments in securities	$937,816,510	$906,561,705	$31,232,486	$22,319

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$489,670,592	$489,670,592	—	—
Unaffiliated investment companies	384,883,500	384,883,500	—	—
Common stocks	19,995	—	—	$19,995
U.S. Government and Agency obligations	46,133,793	—	$46,133,793	—
Short-term investments	900,955	900,955	—	—
Total investments in securities	$921,608,835	$875,455,047	$46,133,793	$19,995

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$337,175,501	$337,175,501	—	—
Unaffiliated investment companies	291,792,051	291,792,051	—	—
Common stocks	13,476	—	—	$13,476
U.S. Government and Agency obligations	40,154,989	—	$40,154,989	—
Short-term investments	32,010,049	32,010,049	—	—
Total investments in securities	$701,146,066	$660,977,601	$40,154,989	$13,476

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$139,359,762	$139,359,762	—	—
Unaffiliated investment companies	144,915,738	144,915,738	—	—
Common stocks	4,156	—	—	$4,156
U.S. Government and Agency obligations	21,171,970	—	$21,171,970	—
Short-term investments	1,883,739	1,883,739	—	—
Total investments in securities	$307,335,365	$286,159,239	$21,171,970	$4,156

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$40,589,389	$40,589,389	—	—
Unaffiliated investment companies	44,023,082	44,023,082	—	—
Common stocks	1,069	—	—	$1,069
U.S. Government and Agency obligations	7,108,159	—	$7,108,159	—
Short-term investments	1,241,072	1,241,072	—	—
Total investments in securities	$92,962,771	$85,853,543	$7,108,159	$1,069

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2010 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$29,117,273	$29,117,273	—	—
Unaffiliated investment companies	34,846,026	34,846,026	—	—
Common stocks	572	—	—	$572
U.S. Government and Agency obligations	6,124,644	—	$6,124,644	—
Short-term investments	7,503,142	7,503,142	—	—
Total investments in securities	$77,591,657	$71,466,441	$6,124,644	$572
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
Bond	150,966	$1,047,327	$1,121,939	$(84,822)	$(2,758)	$(24,015)	$18,245	—	$2,057,671
Emerging Markets Debt	64,553	424,769	146,377	(65,303)	(979)	2,521	7,538	—	507,385
High Yield	122,993	308,923	92,499	(23,470)	(231)	(132)	5,468	—	377,589
International Strategic Equity Allocation	1,809,347	16,943,555	2,307,687	(186,292)	11,338	(602,851)	—	—	18,473,437
John Hancock Collateral Trust	28,004	659,418	3,195,002	(3,575,104)	766	31	993	—	280,113
U.S. Sector Rotation	2,386,941	24,404,953	4,630,641	(329,964)	70,630	1,848,188	—	—	30,624,448
					$78,766	$1,223,742	$32,244	—	$52,320,643
2060 Lifetime Blend Portfolio
Bond	436,379	$3,319,143	$2,736,733	$(35,226)	$(808)	$(71,990)	$54,094	—	$5,947,852
Emerging Markets Debt	185,408	1,346,161	189,133	(84,208)	(1,386)	7,610	22,634	—	1,457,310
High Yield	353,105	979,026	129,179	(23,661)	(274)	(237)	16,358	—	1,084,033
International Strategic Equity Allocation	5,431,403	55,249,865	2,523,367	(593,795)	33,805	(1,758,618)	—	—	55,454,624
John Hancock Collateral Trust	19,190	2,342,976	5,580,496	(7,732,943)	1,180	246	1,655	—	191,955
U.S. Sector Rotation	7,022,342	79,580,130	5,630,297	(860,369)	168,011	5,578,583	—	—	90,096,652
					$200,528	$3,755,594	$94,741	—	$154,232,426
2055 Lifetime Blend Portfolio
Bond	746,763	$5,843,451	$4,649,743	$(202,852)	$(5,192)	$(106,765)	$92,410	—	$10,178,385
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	319,191	$2,369,957	$268,039	$(141,360)	$(893)	$13,100	$38,942	—	$2,508,843
High Yield	606,427	1,723,605	212,305	(73,882)	(428)	130	28,164	—	1,861,730
International Strategic Equity Allocation	9,371,689	97,323,987	2,718,511	(1,380,205)	88,838	(3,066,182)	—	—	95,684,949
John Hancock Collateral Trust	41,989	3,721,413	4,467,867	(7,770,720)	1,121	323	2,571	—	420,004
U.S. Sector Rotation	12,139,462	140,103,220	7,754,058	(2,058,617)	410,628	9,540,002	—	—	155,749,291
					$494,074	$6,380,608	$162,087	—	$266,403,202
2050 Lifetime Blend Portfolio
Bond	961,879	$7,475,156	$6,067,037	$(279,062)	$(688)	$(152,038)	$119,537	—	$13,110,405
Emerging Markets Debt	409,493	3,031,735	550,173	(377,818)	(1,885)	16,411	49,926	—	3,218,616
High Yield	778,388	2,204,898	391,847	(206,248)	(1,206)	361	36,158	—	2,389,652
International Strategic Equity Allocation	12,125,097	124,628,701	4,413,161	(1,395,580)	80,999	(3,930,036)	—	—	123,797,245
John Hancock Collateral Trust	66,182	5,147,854	9,160,405	(13,647,885)	1,179	445	2,890	—	661,998
U.S. Sector Rotation	15,538,817	179,225,702	9,291,661	(1,935,130)	377,888	12,402,903	—	—	199,363,024
					$456,287	$8,338,046	$208,511	—	$342,540,940
2045 Lifetime Blend Portfolio
Bond	1,301,427	$13,577,087	$4,916,515	$(569,212)	$(566)	$(185,371)	$173,023	—	$17,738,453
Emerging Markets Debt	916,868	6,938,391	773,385	(536,695)	(4,027)	35,529	112,494	—	7,206,583
High Yield	1,745,944	5,046,103	648,544	(332,582)	(1,896)	(122)	81,442	—	5,360,047
International Strategic Equity Allocation	13,885,032	144,510,477	4,074,752	(2,383,149)	142,643	(4,578,543)	—	—	141,766,180
John Hancock Collateral Trust	68,772	6,279,143	11,342,958	(16,936,321)	1,597	526	3,979	—	687,903
U.S. Sector Rotation	17,760,112	208,458,779	7,727,709	(3,013,107)	583,413	14,105,439	—	—	227,862,233
					$721,164	$9,377,458	$370,938	—	$400,621,399
2040 Lifetime Blend Portfolio
Bond	3,079,836	$36,016,169	$7,036,240	$(668,476)	$1,825	$(407,597)	$422,023	—	$41,978,161
Emerging Markets Debt	1,957,702	15,045,780	918,961	(651,353)	(4,294)	78,441	241,207	—	15,387,535
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	3,693,565	$10,722,499	$937,022	$(318,073)	$(2,320)	$115	$171,376	—	$11,339,243
International Strategic Equity Allocation	14,102,013	148,293,333	2,017,841	(1,848,184)	125,631	(4,607,067)	—	—	143,981,554
John Hancock Collateral Trust	72,488	295,193	49,740,631	(49,311,391)	637	8	3,730	—	725,078
U.S. Sector Rotation	17,688,315	209,090,877	6,942,727	(3,818,661)	765,375	13,960,760	—	—	226,941,078
					$886,854	$9,024,660	$838,336	—	$440,352,649
2035 Lifetime Blend Portfolio
Bond	5,811,336	$70,887,044	$10,019,232	$(962,477)	$13,450	$(748,738)	$808,985	—	$79,208,511
Emerging Markets Debt	3,443,905	26,705,307	1,133,416	(906,142)	(917)	137,429	426,242	—	27,069,093
High Yield	6,490,745	19,011,912	1,143,827	(229,113)	(1,584)	1,544	302,244	—	19,926,586
International Strategic Equity Allocation	14,541,911	153,802,396	1,270,059	(1,976,777)	116,619	(4,739,388)	—	—	148,472,909
John Hancock Collateral Trust	434,744	4,895,571	48,215,491	(48,763,986)	1,352	192	6,350	—	4,348,620
U.S. Sector Rotation	18,572,656	222,007,740	7,738,481	(7,063,644)	1,411,298	14,193,302	—	—	238,287,177
					$1,540,218	$8,844,341	$1,543,821	—	$517,312,896
2030 Lifetime Blend Portfolio
Bond	6,933,189	$87,022,764	$8,726,712	$(335,954)	$893	$(915,052)	$983,575	—	$94,499,363
Emerging Markets Debt	4,351,169	34,485,706	1,628,225	(2,088,653)	33,790	141,122	546,638	—	34,200,190
High Yield	8,052,963	23,633,112	1,494,354	(401,784)	(4,906)	1,821	376,638	—	24,722,597
International Strategic Equity Allocation	12,280,635	130,681,688	1,650,617	(3,114,120)	241,608	(4,074,509)	—	—	125,385,284
John Hancock Collateral Trust	90,071	2,994,442	50,610,192	(52,705,080)	1,118	283	3,647	—	900,955
U.S. Sector Rotation	16,435,164	197,121,782	4,196,513	(4,259,447)	853,917	12,950,393	—	—	210,863,158
					$1,126,420	$8,104,058	$1,910,498	—	$490,571,547
2025 Lifetime Blend Portfolio
Bond	6,625,060	$86,113,142	$6,269,154	$(1,224,096)	$3,781	$(862,419)	$948,288	—	$90,299,562
Emerging Markets Debt	4,086,999	33,450,225	924,186	(2,422,399)	65,125	106,677	520,928	—	32,123,814
High Yield	7,509,019	22,614,586	673,023	(234,672)	(1,522)	1,274	355,166	—	23,052,689
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	7,029,422	$75,885,038	$398,688	$(2,272,485)	$138,343	$(2,379,184)	—	—	$71,770,400
John Hancock Collateral Trust	3,200,141	2,809,457	85,067,891	(55,870,765)	3,609	(143)	$7,109	—	32,010,049
U.S. Sector Rotation	9,347,548	113,175,643	2,441,362	(3,564,253)	707,732	7,168,552	—	—	119,929,036
					$917,068	$4,034,757	$1,831,491	—	$369,185,550
2020 Lifetime Blend Portfolio
Bond	3,355,257	$43,225,903	$3,557,821	$(585,143)	$(11,675)	$(454,756)	$486,080	—	$45,732,150
Emerging Markets Debt	2,023,845	16,268,146	814,716	(1,261,857)	28,575	57,839	258,291	—	15,907,419
High Yield	3,724,440	11,022,766	588,079	(175,763)	(969)	(82)	176,658	—	11,434,031
International Strategic Equity Allocation	2,102,188	22,790,792	712,771	(1,387,667)	92,631	(745,190)	—	—	21,463,337
John Hancock Collateral Trust	188,323	8,633,891	20,812,806	(27,564,865)	1,181	726	3,420	—	1,883,739
U.S. Sector Rotation	3,493,595	42,174,633	1,608,544	(1,919,434)	379,215	2,579,867	—	—	44,822,825
					$488,958	$1,438,404	$924,449	—	$141,243,501
2015 Lifetime Blend Portfolio
Bond	1,086,072	$14,028,282	$1,347,172	$(423,539)	$(10,437)	$(138,322)	$156,354	—	$14,803,156
Emerging Markets Debt	645,256	5,199,636	293,589	(447,215)	9,257	16,449	81,692	—	5,071,716
High Yield	1,187,732	3,521,442	209,753	(84,436)	(648)	227	55,847	—	3,646,338
International Strategic Equity Allocation	480,342	5,263,104	176,540	(382,924)	44,161	(196,592)	—	—	4,904,289
John Hancock Collateral Trust	124,073	4,220,976	3,968,652	(6,949,519)	598	365	1,144	—	1,241,072
U.S. Sector Rotation	948,082	11,427,275	466,670	(533,643)	106,737	696,851	—	—	12,163,890
					$149,668	$378,978	$295,037	—	$41,830,461
2010 Lifetime Blend Portfolio
Bond	887,075	$11,370,993	$1,392,503	$(535,815)	$(11,741)	$(125,103)	$129,519	—	$12,090,837
Emerging Markets Debt	519,051	4,135,944	342,959	(419,519)	1,742	18,617	66,355	—	4,079,743
High Yield	952,744	2,807,874	269,139	(150,910)	(1,019)	(160)	45,532	—	2,924,924
International Strategic Equity Allocation	273,448	3,026,286	176,216	(318,863)	41,730	(133,467)	—	—	2,791,902
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	750,111	$39,490	$10,326,277	$(2,862,606)	$(21)	$2	$2,267	—	$7,503,142
U.S. Sector Rotation	563,513	6,639,493	460,799	(348,684)	80,270	397,989	—	—	7,229,867
					$110,961	$157,878	$243,673	—	$36,620,415
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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